Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

17. COMMITMENTS AND CONTINGENT LIABILITIES

The Company, from time to time, may be a defendant in legal proceedings related to the conduct of its business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial statements.

Letters of Credit. In the normal course of business, the Company has various commitments and contingent liabilities, such as customers’ letters of credit (including standby letters of credit of $17.5 million and $34.6 million at December 31, 2014 and 2013, respectively), which are not reflected in the accompanying consolidated financial statements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Reserve for Unfunded Commitments. The Company maintains a reserve for unfunded loan commitments and letters of credit which is reported in other liabilities in the consolidated statements of financial condition consistent with FASB ASC 825, Financial Instruments. As of December 31, 2014, the Company records estimated losses inherent with unfunded loan commitments in accordance with FASB ASC 450, Contingencies, and estimated future obligations under letters of credit in accordance with FASB ASC 460, Guarantees. The methodology used to determine the adequacy of this reserve is integrated in the Company’s process for establishing the allowance for loan losses and considers the probability of future losses and obligations that may be incurred under these off-balance sheet agreements. The reserve for unfunded loan commitments and letters of credit as of December 31, 2014 and 2013 was $603 thousand and $454 thousand, respectively. Management believes this reserve level is sufficient to absorb estimated probable losses related to these commitments.

Reserve for residential mortgage loans sold with recourse. The Company maintains a reserve for residential mortgage loans sold with recourse to third-party purchasers which is reported in other liabilities in the consolidated statements of financial condition. As of December 31, 2014, the Company records estimated losses inherent with residential mortgage loans sold with recourse in accordance with FASB ASC 450, Contingencies. This reserve is determined based upon the probability of future losses which is calculated using historical Company and industry loss data. The reserve for residential mortgage loan recourse as of December 31, 2014 and 2013 was $758 thousand and $647 thousand, respectively. Two residential mortgage loans with outstanding principal of $716 thousand were repurchased in 2014. Management believes this reserve level is sufficient to address potential recourse exposure.

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2014:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2015	797
2016	839
2017	839
2018	839
2019	839
Thereafter	6,143

Total minimum lease payments	10,296
Less: Amount representing interest	3,260

Present value of minimum lease payment, net	$7,036

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2014. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2015	4,842
2016	4,644
2017	4,053
2018	2,747
2019	2,197
Thereafter	7,950

Total minimum lease payments	$26,433

Rental expense, which is included in occupancy expense on the Company’s consolidated statements of operations for all leases was $7.6 million, $5.4 million and $4.8 million for the years ended December 31, 2014, 2013 and 2012, respectively.

During 2014, the Company identified seven leased facilities which have been either fully or partially vacated as a part of the implementation of the Company’s overall restructuring plan. As a result, during 2014, the Company recognized a charge of $2.7 million for leased office vacancy charges. For each of these leased facilities, a discounted cash flow analysis was performed over the remaining life of the lease inclusive of a sub-lease assumption based on current market rates, if applicable. At December 31, 2014, the Company has a liability of $3.9 million associated with these lease vacancy costs. Prior to the recording of the charge noted above, the Company had an existing liability of $1.2 million for straight-line rent recognition on these leases as required FASB ASC 840, Leases.

In 2014, the Company renegotiated its existing lease with a related party for its operations facility in Vineland, New Jersey which resulted in a change in the lease termination from October 2027 to October 2017. In connection with the renegotiation, the Company made a one-time payment of $583 thousand in January 2015 to the landlord and the monthly payments were adjusted retroactively to November 2014. As this facility was partially vacated in 2014, this payment was included in the overall analysis to determine the lease vacancy charge noted above.